Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of composition of income tax expense

        For the years ended December 31, 2014, 2013 and 2012, income tax expense is composed of the following (amounts in thousands):

	2014	2013	2012
Current income tax expense	4,693	$2,101	$4,566
Deferred income tax (benefit) expense	(2,264)	1,029	1,719

	$2,429	$3,130	$6,285

Schedule of Company's income tax expense and effective tax rates

	2014	2013	2012
Pre-tax book income—US Only	35.0%	34.0%	34.0%
Pre-tax book income—PR Only	16.9%	–3.9%	24.7%
Permanent items	3.2%	–164.6%	0.3%
Return to provision true-ups	–3.8%	27.9%	–0.1%
Foreign rate differential	3.4%	–7.4%	–3.9%
Foreign tax credits	–31.1%	90.2%	–16.9%
Current/Deferred—rate difference	0.0%	0.9%	0.4%
Change in valuation allowance	–19.6%	–212.6%	0.0%
Foreign withholding taxes	8.9%	0.0%	0.0%
Deferred foreign tax credit offset	4.0%	–20.4%	–1.6%
State taxes and state rate change	1.9%	146.9%	0.0%
Federal rate change	0.0%	–152.8%	–0.9%

	18.8%	–261.8%	36.0%

Schedule of components of net deferred tax liabilities

Net deferred tax liabilities consist of the following components as of December 31, 2014 and 2013 (amounts in thousands):

	2014	2013
Deferred tax assets:
Allowances for doubtful accounts	$1,091	$884
Deferred branch tax benefit	16,592	17,159
Deferred income	31	48
Accrued expenses	3,299	3,052
Foreign tax credit	2,592	3,059
Stock compensation	2,918	1,962
Pension	1,041	—
Intangibles	2,651	2,281

	30,215	28,445
Less: valuation allowance	—	(2,514)

	30,215	25,931

Deferred tax liabilities:
Prepaid expenses	(200)	(166)
Intangibles	(25,807)	(30,600)
Property and equipment	(4,032)	(4,215)
Amortization expense	(7,624)	(1,043)
Other liabilities	—	(82)

Total deferred tax liabilities	(37,663)	(36,106)

	$(7,448)	$(10,175)

Schedule of classification of deferred tax amounts

        The deferred tax amounts mentioned above have been classified on the accompanying consolidated balance sheets at December 31, 2014 and 2013 as follows (amounts in thousands):

	2014	2013
Current assets	$4,222	$3,472

Noncurrent liabilities	$11,670	$13,647